Current Tax and Deferred Taxes	12 Months Ended
Dec. 31, 2024
Current Tax and Deferred Taxes [Abstract]
Current tax and deferred taxes
16.	Current tax and deferred taxes:

(a)	Current Tax:

The Bank and its subsidiaries at the end of each year, have constituted a First Category Income Tax Provision, which was determined based on current tax regulations, and has been reflected in the Statement of Financial Position net of taxes to be recovered or payable, as applicable, as of December 31, 2024 and 2023, according to the following detail:

	2024	2023
	MCh$	MCh$

Income taxes	(333,719)	(298,877)
Less:
Monthly prepaid taxes	483,615	429,554
Credit for training expenses	1,820	2,300
Other	8,021	7,409
Total tax (receivable) payable, net	159,737	140,386

Tax Rate	27.00%	27.00%

	2024	2023
	MCh$	MCh$

Current tax assets	159,869	141,194
Current tax liabilities	(132)	(808)
Total tax receivable (payable), net	159,737	140,386
(b)	Income Tax:

The Bank’s tax expense recorded for the years ended December 31, 2024, 2023 and 2022 is detailed as follows:

	2024	2023	2022
	MCh$	MCh$	MCh$
Income tax expense:
Current year taxes	339,604	268,318	369,711
Tax from previous period	(5,343)	620	2,931
Subtotal	334,261	268,938	372,642
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	(1,482)	44,545	(91,001)
Subtotal	(1,482)	44,545	(91,001)
Others	822	8,631	7,568
Net charge to income for income taxes	333,601	322,114	289,209

(c)	Reconciliation of effective tax rate:

The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2024, 2023 and 2022:

	2024		2023		2022
	Tax rate %	MCh$	Tax rate %	MCh$	Tax rate %	MCh$
Income tax calculated on net income before tax	27.00	427,161	27.00	457,958	27.00	468,453
Additions or deductions (*)	(5.92)	(93,726)	(8.04)	(136,285)	(10.93)	(189,722)
Other	0.01	166	0.03	441	0.60	10,478
Effective rate and income tax expense	21.09	333,601	18.99	322,114	16.67	289,209

(*)	The deductions of the tax rate for 2024, 2023 and 2022 mainly relate to permanent differences between tax and financial accounting rules.
(d)	Effect of deferred taxes on income and equity:

The effects of deferred taxes on assets, liabilities and income accounts are detailed as follows:

	Balance as of	Effect		Balance as of	Effect		Balance as of
	December 31,			December 31,			December 31,
	2022	Income	OCI	2023	Income	OCI	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debit differences:
Allowances for loan losses and provision for contingent loans	213,784	(52,432)	—	161,352	184	—	161,536
Personnel provision	20,228	4,176	—	24,404	232	—	24,636
Staff vacations provisions	11,139	886	—	12,025	(463)	—	11,562
Accrued interest adjustments from impaired loans	10,305	4,632	—	14,937	1,597	—	16,534
Staff severance indemnities provision	1,368	(136)	20	1,252	(217)	(31)	1,004
Provisions of credit card expenses	9,146	711	—	9,857	1,111	—	10,968
Provisions of accrued expenses	11,829	(1,092)	—	10,737	(506)	—	10,231
Adjustment for valuation of investments and equity instruments at fair value through OCI	3,533	—	(3,256)	277	—	198	475
Leasing	89,821	13,531	—	103,352	7,591	—	110,943
Incomes received in advance	9,012	(3,863)	—	5,149	(1,035)	—	4,114
Exchange rate difference	—	—	—	—	—	—	—
Property and equipment valuation difference	403	2,473	—	2,876	3,924	—	6,800
Other adjustments	32,382	(1,060)	—	31,322	(10,174)	—	21,148
Total Debit Differences	412,950	(32,174)	(3,236)	377,540	2,244	167	379,951

Credit differences:
Intangible	16,965	7,745	—	24,710	5,913	—	30,623
Property and equipment valuation difference	—	—	—	—	—	—	—
Transitory assets	7,953	921	—	8,874	852	—	9,726
Loans accrued to effective rate	2,441	43	—	2,484	(151)	—	2,333
Prepaid expenses	2,688	8,197	—	10,885	(4,485)	—	6,400
Exchange rate difference	3,406	(1,770)	—	1,636	(835)	—	801
Activated bond placement expense	5,810	(553)	—	5,257	(362)	—	4,895
Other adjustments	5,501	(2,212)	(1)	3,288	(170)	—	3,118
Total Credit Differences	44,764	12,371	(1)	57,134	762	—	57,896
Total Debit (Credit), net	368,186	(44,545)	(3,235)	320,406	1,482	167	322,055

Reconciliation to Statement of Financial Position

	2024	2023
	MCh$	MCh$

Deferred tax assets	322,221	320,406
Deferred tax liabilities	(166)	—
Total deferred taxes	322,055	320,406